Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Cash on hand	$5,989	$4,623	$151
Checking accounts and demand deposits	47,632,415	55,972,581	1,827,974
Cash equivalents (time deposits with original maturity of less than three months)	10,401,990	11,307,314	369,279

	$58,040,394	$67,284,518	$2,197,404